Expense Example	Jun. 30, 2025 USD ($)
Osterweis Fund | Osterweis Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,113
Osterweis Strategic Income Fund | Osterweis Strategic Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Osterweis Growth & Income Fund | Osterweis Growth & Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Osterweis Emerging Opportunity Fund | Osterweis Emerging Opportunity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	$ 1,437